Financial Instruments - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	$ 151,400	$ 104,000
Long-term unsecured borrowings (including current portion)	52,500	58,500
Lease liabilities	15,860	10,454
Guarantee deposits	55,215	5,765
Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term unsecured borrowings	0	0	$ 57,339
Secured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	151,400	104,000	$ 164,000
Not later than Six months [Member]
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	111,582	104,106
Lease liabilities	2,460	1,600
Guarantee deposits	1,165	5,765
Non-derivative financial liabilities, undiscounted cash flows	118,374	114,687
Not later than Six months [Member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	3,167	3,216
Later than six months and not later than one year [member]
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	40,019	0
Lease liabilities	2,298	1,603
Guarantee deposits	0	0
Non-derivative financial liabilities, undiscounted cash flows	45,476	4,812
Later than six months and not later than one year [member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	3,159	3,209
Later than one year and not later than two years [member]
Non derivative financial Liabilities [Abstract]
Lease liabilities	3,881	4,538
Guarantee deposits	5,840	0
Non-derivative financial liabilities, undiscounted cash flows	16,008	10,917
Later than one year and not later than two years [member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	6,287	6,379
Later than two years and not later than five years [member]
Non derivative financial Liabilities [Abstract]
Lease liabilities	7,513	2,984
Guarantee deposits	48,210	0
Non-derivative financial liabilities, undiscounted cash flows	74,347	21,846
Later than two years and not later than five years [member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	18,624	18,862
Later than five years [member]
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	0	0
Lease liabilities	22	0
Guarantee deposits	0	0
Non-derivative financial liabilities, undiscounted cash flows	22,800	29,018
Later than five years [member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	22,778	29,018
Contractual Cash Flows [Member]
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	151,601	104,106
Lease liabilities	16,174	10,725
Guarantee deposits	55,215	5,765
Non-derivative financial liabilities, undiscounted cash flows	277,005	181,280
Contractual Cash Flows [Member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	$ 54,015	$ 60,684